UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (606,402)
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from Trust Account	(895,995)
Change in fair value of warrant liability	1,080,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	39,960
Note Payable - related party	450,000
Due to affiliates	30,000
Accounts payable	146,276
Net cash provided by (used in) operating activities	243,839
CASH FLOWS FROM INVESTING ACTIVITIES
Withdrawal from Trust Account for redemption of Ordinary shares	175,285,891
Cash deposited to Trust Account	(450,000)
Net cash flows provided by investing activities	174,835,891
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Ordinary shares	(175,285,891)
Loan from Sponsor	150,000
Net cash flows used in financing activities	(175,135,891)
NET CHANGE IN CASH	(56,161)
CASH, BEGINNING OF PERIOD	93,344
CASH, END OF PERIOD	37,183
Supplemental disclosure of noncash activities:
Remeasurement of Class A ordinary shares subject to redemption	$ 895,995